Summary Operating Results of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 78				$ 111					$ 387	$ 428	$ 352
Income (loss) before income taxes	(19)				20					110	59	69
Provision for income taxes	1				8					53	23	24
Income (loss) from discontinued operations, net of taxes	$ (20)	$ 6	$ 12	$ 27	$ 12	$ (23)	$ 19	$ 27	$ 13	$ 57	$ 36	$ 45